INTANGIBLE ASSETS (Tables)	12 Months Ended
Aug. 31, 2019
Disclosure of detailed information about intangible assets [abstract]
Disclosure of detailed information about intangible assets [Table Text Block]
SUPPLY AGREEMENT
Cost
Balance, August 31, 2018	$-
Additions	1,530
Balance, August 31, 2019	$1,530

Accumulated amortization
Balance, August 31, 2018	$-
Amortization	(32)
Balance, August 31, 2019	$(32)
Net book value
August 31, 2018	$-
August 31, 2019	$1,498